Equipment and Other Assets on Operating Leases, Net	12 Months Ended
Dec. 31, 2013
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Equipment and Other Assets on Operating Leases, Net

Note 8. Equipment and Other Assets on Operating Leases, Net

The components of equipment and other assets on operating leases as of December 31 were as follows (in millions of dollars):

	Range of Service Lives (years)	2013	2012
Leased vehicles —Guaranteed Depreciation Program	5 - 15	$1,028	$601
Other leased assets	5 - 40	474	459

		1,502	1,060
Accumulated depreciation		(111)	(84)

Total		$1,391	$976

Included in “Leased vehicles —Guaranteed Depreciation Program” above are vehicles sold to daily rental car companies which are subject to guaranteed minimum resale values.

Included in “Other leased assets” above are primarily buildings, warehouses and sales offices, as well as dealership and vehicle storage properties that we lease to our dealers and others.

Depreciation of equipment and other assets on operating leases was $209 million, $170 million and $117 million for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in Cost of Sales in the accompanying Consolidated Statements of Income.

Future minimum lease payments due from customers for equipment and other assets on operating leases as of December 31, 2013 were as follows (in millions of dollars):

2014	$19
2015	18
2016	12
2017	8
2018	5
2019 and thereafter	7